Basis of Presentation and Summary of Significant Accounting Policies - Summary of Roll Forward of Contingent Consideration Related to Acquisitions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Asset Acquisition, Contingent Consideration [Line Items]
Beginning balance	$ 51,051
Additions	218
Earned	(29,453)
Gain on revaluation	3,845
Ending balance	$ 25,661